12. STOCKHOLDER’S EQUITY	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
12. STOCKHOLDER’S EQUITY

Class A Preferred Shares

The Company is authorized to issue 10,000,000 shares preferred stock. On March 16, 2011, the Company designated 25,000 shares of Preferred Stock as Series A Preferred Stock, with a par value of $1,000 per share.

The holders of Series A Preferred Stock will not have any voting rights unless and until the Series A Preferred Stock is converted into Common Stock, except as otherwise required by law.

The holders of the Series A Preferred Stock shall be entitled to receive dividends per share of Series A Preferred Stock at a rate of 10% of Stated Value per share annually Dividends will begin to accrue on the date of issuance of the Series A Preferred Stock, except as otherwise agreed to in writing between the Company and the shareholder. The dividends shall be payable on the Voluntary Conversion Date or the Mandatory Conversion Date as defined in the Certificate of Designation as the case may be, in cash or Common Stock at the option of the Company. The number of shares of Common Stock to be received shall be determined by dividing the amount of accrued dividends by the conversion price of $1.40 per share. The Conversion price is adjusted for stock splits, recapitalizations and other events as defined in the Certificate of Designation.

The Series A Preferred Stock of any holder shall be redeemable, in whole or in part, at the option of the Company by resolution of its Board of Directors, from time to time and at any time. The corporation may redeem any individual holder's shares of Series A Preferred Stock and such redemption shall not be required to be pro rata with any other holders of the series A Preferred stock. The redemption price shall equal the Stated Value of each share of Series A Preferred Stock so redeemed, plus any accrued and unpaid dividends on such share(s) being redeemed.

In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or otherwise, after payment or provision for payment of the debts and other liabilities of the Company, the holders of the series A Preferred Stock shall be entitled to receive, before the holders of any of the Common Stock or other classes of Preferred Stock of the Corporation ranking junior thereto, out of the remaining net assets of the Company, the Stated Value of the Series A Preferred Stock plus any accrued but unpaid dividends. After such payment shall have been made in full to the holders of the outstanding Series A Preferred Stock, or funds or assets necessary for such payment shall have been set aside in trust for the account of the holders of the outstanding Series A Preferred Stock, so as to be and continue to be available therefor, the holders of the outstanding series A Preferred Stock shall be entitled to no further participation in such distribution of the assets of the company. .

In the event that, after payment or provision for payment of the debts and other liabilities of the Corporation and preferences or other rights granted to the holders of any senior Preferred Stock, the remaining net assets of the Corporation are not sufficient to pay the liquidator preference of the holders of the Series A Preferred Stock, then no such distribution shall be made on account of any shares of any other class or series of capital stock of the Corporation ranking on a parity with the shares of the series A Preferred stock upon such liquidation, unless proportionate distributive amounts shall be paid on account of each share of the Series A Preferred Stock, ratably, in proportion to the full distributable amounts for which holders of all such parity shares, including other shares of Series A Preferred stock, are respectively entitled upon such liquidation.

2013 Issuances

In 2013, the Company issued 4,189 shares of its Series A Preferred Stock in the conversion of debt totaling $4,189,473.

2012 Issuances

In 2012, the Company issued 2,252 shares of its Series A Preferred Stock in the conversion of debt totaling $2,251,500, issued 120 shares of its Series A Preferred Stock for services rendered in connection with the construction of a venue valued at $120,000, and issued 142 shares if its Series A Preferred Stock in consideration for the cancellation of $142,544 of debt owed by a related party.

Common Stock

The Company is authorized to issue 100,000,000 shares of Common Stock, par value $.001. Each holder of record is entitled to one vote for each share of common stock own. Holders of Common Stock shall be entitled to receive dividends in such amounts as the Board of Directors may determine in its sole discretion. Upon any liquidation dissolution or winding up of the Corporation, after the payment all debts and liabilities of the Company and all preference amounts to which the holders of any issued and outstanding Preferred Stock are entitled to with respect to the distribution of assets in liquidation, the holders of Common Stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.

2013 Issuances

In 2013, the Company issued 4,522,531 common shares in connection with the issuance and modification of debt valued at $6,248,735, issued 575,369 common shares in the cancellation of debt totaling $1,094,985, issued 1,492,168 common shares for consulting services valued at $3,772,504, issued 20,000 common shares for legal services valued at $8,000, and 625,073 common shares to employees valued at $1,791,219. The Company recognized a loss on the issuance of the shares in the modification of debt in 2013 totaling $1,082,709.

2012 Issuances

In 2012, the Company issued 3,176,143 common shares in connection with the issuance of debt valued at $4,562,513, issued 1,407,101 common shares in the cancellation and modification of debt totaling $1, 700,741, and issued 721,711 common shares for consulting services valued at $1,950,063. The Company recognized a loss on the issuance of the shares in the modification of debt in 2012 totaling $294,219.

Common Stock Warrants

In 2012 a total of 3,170,500 warrants were issued as consideration for short-term cash advances to the Company. These warrants were valued at $9,310,872 and were immediately expensed to operations as interest. In addition, a total of 310,000 warrants were issued to consultants. These warrants were valued at $5,327,624 and were also immediately expensed to operations as general and administrative expenses.

The above warrant values were calculated using the Black Scholes model with risk-free interest rates ranging from 0.60% to 0.78%, volatility of 200.00%, and share prices ranging from $1.60 to $3.00 per share.

As indicated in Note 5, in connection with the 2012 notes a note holder was also issued a total of 1,500,000 detachable warrants to purchase shares of the company’s common stock that are exercisable at a price of at $1.75 per share and expire five years from the date of grant. The initial value of the warrants issued to this note holder totaled $4,415,207.

In 2013 a total of 13,919,532 warrants were issued as consideration for short-term cash advances to the Company. These warrants were valued at $33,754,756 and were immediately expensed to operations as interest.

As indicated in Note 5, in connection with the 2013 notes holders were also issued a total of 242,000 detachable warrants to purchase shares of the company’s common stock that are exercisable at a price of at $1.75 per share and expire five years from the date of grant. The initial value of the warrants issued to these holders totaled $653,788. The $653,788 was charged to operations over the life of the related note.

The above warrant values were calculated using the Black Scholes model with risk-free interest rates ranging from 0.65% to 1.75%, volatility of 200.00%, and share prices ranging from $1.40 to $3.00 per share.

A summary of outstanding stock options is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding — December 31, 2011	–	$–
Granted	4,980,000	$1.75
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2012	4,890,000	$1.75
Granted	14,161,532	$1.75
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2013	19,141,532	$1.75

2012 Equity Incentive Compensation Plan

Effective December 31 2012, the Company formed the 2012 Equity Incentive Compensation Plan. Under the plan, the Company reserved 5,000,000 shares of its common stock that are available for issuance at the discretion of the Plan’s committee members to officers, directors, employees and consultants. Shares issued under the Plan that are subject to forfeiture, expiration, termination, cash settlement or non-issuance are again to be available for issuance under the plan subject to certain restriction as indicated in the Plan Agreement. The Plan shall terminate at the earliest of (a) such time as no Shares remain available for issuance under the Plan, (b) termination of this Plan by the Board, or (c) the tenth anniversary of the Effective Date. Awards outstanding upon expiration of the Plan shall remain in effect until they have been exercised or terminated, or have expired.

In December 2012, the Company granted a consultant 150,000 common stock options under the plan with an exercise price of $1.20 per share that expire five years after the date of grant. The stock option immediately vested on date of grant. The 150,000 common stock options were valued at $488,782 using the Black Scholes option model with risk-free interest rate of 0.72%, volatility of 200.00%, and share price of $3.00. The $488,782 was fully charged to operations in 2012.

In December 2013, the Company granted its four board members a total of 386,000 common stock options under the plan with an exercise price of $1.00 per share that expire ten years after the date of grant. The stock option immediately vested on date of grant. The 386,000 common stock options were valued at $539,589 using the Black Scholes option model with risk-free interest rate of 2.94%, volatility of 200.00%, and share price of $1.40. The $539,589 was fully charged to operations in 2013. In addition, in 2013, the Company issued 942,931 common shares under the plan to its officers and employees valued at $942,931 that was charged to operations in 2013.

A summary of outstanding stock options is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding — December 31, 2011	–	$–
Granted	150,000	$1.20
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2012	150,000	$1.20
Granted	386,000	$1.00
Exercised	–	$–
Cancelled	–	$–
Outstanding — December 31, 2013	536,000	$1.06